Goodwill and Other Intangible Assets - Summary of Major Intangible Assets and Weighted Average Amortization Periods (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	$ 755,206	$ 757,852
Accumulated Amortization	(469,534)	(424,705)
Net Intangible Assets	285,672	333,147
Customer Lists
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	544,273	538,154
Accumulated Amortization	(382,359)	(341,236)
Net Intangible Assets	161,914	196,918
Weighted Average Amortization Period (Years)	9 years 6 months	9 years 2 months 12 days
Technology & Patents
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	120,606	131,446
Accumulated Amortization	(57,768)	(61,098)
Net Intangible Assets	62,838	70,348
Weighted Average Amortization Period (Years)	8 years 8 months 12 days	10 years 3 months 18 days
Trade Names
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	47,110	47,110
Net Intangible Assets	47,110	47,110
Trade names	Indefinite	Indefinite
Trade Names (Finite-Lived)
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	27,319	26,690
Accumulated Amortization	(16,760)	(12,423)
Net Intangible Assets	10,559	14,267
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 3 months 18 days
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Acquired Cost	15,898	14,452
Accumulated Amortization	(12,647)	(9,948)
Net Intangible Assets	$ 3,251	$ 4,504
Weighted Average Amortization Period (Years)	4 years 3 months 18 days	4 years 7 months 6 days